Note 23 - Supplemental Disclosure for Statements of Cash Flows (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 15, 2014	Mar. 31, 2014
Interest Paid, Net		$ 5,500,000	$ 4,600,000	$ 2,900,000
Stock Issued During Period, Shares, Employee Benefit Plan		67,002	68,157	36,455
Issuance of Stock to Defined Contribution Plan for Employer Matching Contribution		$ 120,800	$ 117,099	$ 100,043
Prepaid Insurance		348,000
Notes Payable End of Term Fees			1,000,000	2,400,000
Derivative Liability	$ 63,000	63,000	63,000
Preferred Stock Dividends and Other Adjustments			46,000
R-NAV [Member]
Equity Method Investment, Promissory Note Payable				666,666	$ 666,666
Macrophage Therapeutics [Member] | Convertible Preferred Stock [Member]
Preferred Stock Dividends and Other Adjustments	$ 46,000		$ 46,000
Capital Royalty Group, Term Loan [Member]
Payments to Collection of Collateral on Claims of Default		778,000
Payments to Prepayment Premium on Claims of Default		$ 2,100,000
Note Payable to IPFS [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.99%
Oxford Finance, LLC [Member]
Debt Instrument, Interest Rate, Stated Percentage						8.50%
Warrants and Rights Outstanding				$ 465,000